Financing Arrangements - Summary of Debt and Accrued Interest Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2016		Dec. 31, 2015
Total debt	$ 13,197		$ 4,991
Accrued Interest	675		632
Discount on notes payable	(8,519)
Unamortized deferred financing costs	(133)		(31)
Total debt, net	4,545		4,960
Less: short-term debt and current portion of long-term debt	4,229		4,768
Long-term debt, net of current portion	316		192
Notes Payable To Directors And Affiliates [Member]
Total debt	3,078		1,748
Accrued Interest	411		232
Convertible Term Loan, Due December 2016, Interest at 10% [Member]
Total debt			2,300
Accrued Interest			370
Convertible Notes, Due 2016 And 2017, Interest at 0% and 8% [Member]
Total debt	9,211	[1]
Accrued Interest	4	[1]
Series Subordinated Note, Due January 2016 Interest at 12% [Member]
Total debt	415		415
Accrued Interest	228		2
Notes Payable, Due October 2016, Interest Between 8.25% And 12% [Member]
Total debt	67		75
Accrued Interest	32		28
Note Payable, Due August 2021, Interest at 0% [Member]
Total debt	192		192
Accrued Interest
Installment Note Payable - Bank [Member]
Total debt	234		261
Accrued Interest

[1]	(1) Includes notes payable to Messrs. Hanson and Davis totaling approximately $906,000.